Goldman Sachs US Equity Dividend and Premium Fund Average Annual Total Returns - Class A C Inst Inv R6 Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			7.34%	10.53%	10.94%
Performance Inception Date		Aug. 31, 2005
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.81%	8.94%	9.33%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.42%	8.08%	8.56%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.70%	10.96%	10.74%	[2]
Performance Inception Date		Aug. 31, 2005
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.98%	12.16%	11.97%
Performance Inception Date		Aug. 31, 2005
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.89%	12.07%	11.84%
Performance Inception Date		Aug. 31, 2010
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.94%	12.16%	11.97%	[3]
Performance Inception Date		Apr. 30, 2018

[1]	The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of investment grade, U.S. dollar-denominated, fixed income securities, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). Maximizing income is part of the Fund’s investment objective, and therefore the Investment Adviser believes that a comparison of the Fund’s performance to that of this index is useful to investors.
[2]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[3]	Class R6 Shares commenced operations on April 30, 2018. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.